EQUITY - Narratives (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 28, 2018	Dec. 31, 2019 USD ($) class $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares
Schedule of Partnership Units [Line Items]
Number of classes of shares | class		7
Stock conversion ratio		1
Period over which price is calculated		20 days
Proceeds from issuance of preferred units | $		$ 13	$ 501	$ 0
Preference shares
Schedule of Partnership Units [Line Items]
Proceeds from issuance of preferred units | $		434
Share issue related cost | $		14
Issued capital | $		$ 420	$ 0
Series 1, Class A Preferred Equity Units
Schedule of Partnership Units [Line Items]
Number of shares issued		7,360,000
Par value per share (in dollars per share) | $ / shares		$ 25.00
Coupon rate (as a percentage)		6.50%
Series 2, Class A Preferred Equity Units
Schedule of Partnership Units [Line Items]
Number of shares issued		10,000,000
Par value per share (in dollars per share) | $ / shares		$ 25.00
Coupon rate (as a percentage)		6.375%
General partner
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests		1.00%
Units outstanding (in shares)		139,000	139,000	139,000	139,000
Limited partners
Schedule of Partnership Units [Line Items]
Proportion of voting rights held by non-controlling interests		49.00%
Units outstanding (in shares)		439,802,000	424,198,000	254,989,000	260,222,000
Limited partners | GGP
Schedule of Partnership Units [Line Items]
Stock conversion ratio	1
Redeemable and Exchangeable Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)		432,649,105	432,649,105	432,649,105
Special LP Units
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)		4,759,997	4,759,997	4,759,997
BPR | Class A
Schedule of Partnership Units [Line Items]
Par value per share (in dollars per share) | $ / shares		$ 0.01
BPR | GGP | Class A
Schedule of Partnership Units [Line Items]
Stock conversion ratio	1
FV LTIP of the Operating Partnership
Schedule of Partnership Units [Line Items]
Units outstanding (in shares)		1,156,114